Note Net income per common share (Computation of net income (loss) per common share ("EPS"), basic and diluted) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Abstract]
Income (loss) from continuing operations	$ 215,556	$ 893,997	$ (190,510)
Income Loss From Discontinued Operations Net Of Tax	1,135	1,347	(122,980)
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$ 212,968	$ 891,621	$ (317,213)
Average common shares outstanding	103,275,264	102,967,186	102,848,792
Average potential dilutive common shares	102,019	157,123	0
Average common shares outstanding - assuming dilution	103,377,283	103,124,309	102,848,792
Net income from continuing operations - Basic	$ 2.05	$ 8.65	$ (1.88)
Net income from discontinued operations - Basic	0.01	0.01	(1.2)
Net Income per Common Share - Basic	2.06	8.66	(3.08)
Net income from continuing operations - Diluted	2.05	8.64	(1.88)
Net income from discontinued operations - Diluted	0.01	0.01	(1.2)
Net Income per Common Share - Diluted	$ 2.06	$ 8.65	$ (3.08)